Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Valley Forge Funds
Central Index Key	dei_EntityCentralIndexKey	0000889519
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2015
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.20%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	24
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	74
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	130
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	293
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 09, 1992
2005	rr_AnnualReturn2005	4.65%
2006	rr_AnnualReturn2006	11.02%
2007	rr_AnnualReturn2007	6.16%
2008	rr_AnnualReturn2008	(22.21%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	13.13%
2011	rr_AnnualReturn2011	4.14%
2012	rr_AnnualReturn2012	11.33%
2013	rr_AnnualReturn2013	17.91%
2014	rr_AnnualReturn2014	9.84%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.26%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.54%)
One Year	rr_AverageAnnualReturnYear01	9.84%
Five Years	rr_AverageAnnualReturnYear05	11.18%
Ten Years	rr_AverageAnnualReturnYear10	6.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 1992
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.09%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	9
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	29
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	51
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	115
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 13, 2000
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	11.06%
2007	rr_AnnualReturn2007	6.31%
2008	rr_AnnualReturn2008	(22.12%)
2009	rr_AnnualReturn2009	20.11%
2010	rr_AnnualReturn2010	13.29%
2011	rr_AnnualReturn2011	4.29%
2012	rr_AnnualReturn2012	11.49%
2013	rr_AnnualReturn2013	18.10%
2014	rr_AnnualReturn2014	9.99%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.30%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.51%)
One Year	rr_AverageAnnualReturnYear01	9.99%
Five Years	rr_AverageAnnualReturnYear05	11.34%
Ten Years	rr_AverageAnnualReturnYear10	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 13, 2000
Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.08%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	8
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	26
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	45
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	103
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 01, 2000
2005	rr_AnnualReturn2005	4.77%
2006	rr_AnnualReturn2006	11.10%
2007	rr_AnnualReturn2007	6.34%
2008	rr_AnnualReturn2008	(22.10%)
2009	rr_AnnualReturn2009	20.18%
2010	rr_AnnualReturn2010	13.34%
2011	rr_AnnualReturn2011	4.31%
2012	rr_AnnualReturn2012	11.51%
2013	rr_AnnualReturn2013	18.11%
2014	rr_AnnualReturn2014	10.00%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.31%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(12.49%)
One Year	rr_AverageAnnualReturnYear01	10.00%
Five Years	rr_AverageAnnualReturnYear05	11.36%
Ten Years	rr_AverageAnnualReturnYear10	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2000
Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	none
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.42%	[1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	43
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	135
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	235
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	530
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 02, 2008
2009	rr_AnnualReturn2009	23.51%
2010	rr_AnnualReturn2010	13.67%
2011	rr_AnnualReturn2011	0.69%
2012	rr_AnnualReturn2012	11.02%
2013	rr_AnnualReturn2013	15.97%
2014	rr_AnnualReturn2014	5.83%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.52%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.51%)
One Year	rr_AverageAnnualReturnYear01	5.83%
Five Years	rr_AverageAnnualReturnYear05	9.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2008
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.06%
Five Years	rr_AverageAnnualReturnYear05	11.54%
Ten Years	rr_AverageAnnualReturnYear10	7.16%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.06%
Five Years	rr_AverageAnnualReturnYear05	11.54%
Ten Years	rr_AverageAnnualReturnYear10	7.16%
Balanced Composite Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.06%
Five Years	rr_AverageAnnualReturnYear05	11.54%
Ten Years	rr_AverageAnnualReturnYear10	7.16%
Barclays U.S. Aggregate Bond Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.97%
Five Years	rr_AverageAnnualReturnYear05	4.45%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
MSCI US Broad Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.66%
Five Years	rr_AverageAnnualReturnYear05	15.75%
Ten Years	rr_AverageAnnualReturnYear10	8.15%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Spliced Total Stock Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	15.72%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Managed Payout Composite Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.58%
Five Years	rr_AverageAnnualReturnYear05	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%
FTSE All-World Index | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.63%
Five Years	rr_AverageAnnualReturnYear05	9.45%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
Spliced Barclays U.S. Aggregate Float Adjusted Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.85%
Five Years	rr_AverageAnnualReturnYear05	4.48%
Ten Years	rr_AverageAnnualReturnYear10	4.72%
MSCI ACWI Equity IMI | Vanguard Managed Payout Fund | Vanguard Managed Payout Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.84%
Five Years	rr_AverageAnnualReturnYear05	9.48%
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
CRSP US Total Market Index | Vanguard Balanced Index Fund | Vanguard Balanced Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.58%
Five Years	rr_AverageAnnualReturnYear05	none
Ten Years	rr_AverageAnnualReturnYear10	none
[1]	The expense information shown in the table has been restated to reflect current expenses.